OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 6,313	$ 5,882
Government authorities		13,005	14,289
Advances to suppliers		3,439	5,541
Derivatives		371	1,901
Other receivables	[1]	9,442	7,830
Other accounts receivables and prepaid expenses		$ 32,570	$ 35,443

[1]	Including mainly insurance receivables, see also note 11.